Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2017
Financial assets at fair value through profit or loss [Abstract]
Disclosure of financial assets at fair value through profit or loss [Text block]

7. FINANCIAL ASSETS AT FAIR VALUE THRUGH PROFIT OR LOSS

(1) Financial assets at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Financial assets held for trading	5,633,724	5,820,787
Financial assets designated at FVTPL	17,000	22,290

Total	5,650,724	5,843,077

(2) Financial assets held for trading are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Deposits:
Deposits indexed to gold prices	26,180	25,972
Securities:
Debt securities
Korean treasury and government agencies	519,337	540,438
Financial institutions	1,444,459	1,476,498
Corporates	681,120	627,397
Equity securities	35,983	21,666
Beneficiary certificates	23,891	13,041
Loaned securities	4,459	—

Sub-total	2,709,249	2,679,040

Derivatives instruments assets	2,898,295	3,115,775

Total	5,633,724	5,820,787

(3) Financial assets designated at FVTPL as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Debt securities	4,348	9,694
Equity securities	12,652	12,596

Total	17,000	22,290